PROPERTY AND EQUIPMENT, NET (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 37,132,000		¥ 50,828,000		¥ 240,536,000
Less: accumulated depreciation	(6,402,000)		(7,398,000)		(41,472,000)
Property and equipment held under capital leases, net	30,730,000		43,430,000		199,064,000
Depreciation of property and equipment held under capital leases	5,260,000	¥ 34,074,000	3,523,000	¥ 655,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	2,022,000		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 35,110,000		¥ 37,728,000		¥ 227,436,000